Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2018	Jan. 31, 2018	May 31, 2017	Dec. 31, 2014	Apr. 30, 2014
Long-Term Debt
Long-term debt	$ 974,596		$ 1,036,118
Less: current installments	90,956		186,723
Less: unamortized deferred loan issuance costs	2,378		2,535
Current portion of long-term debt	88,578		184,188
Amounts due after one year	883,640		849,395
Less: unamortized deferred loan issuance costs	5,092		3,238
Long-term debt, less current installments, and unamortized deferred loan issuance costs	878,548		846,157
$345 million loan facility
Long-Term Debt
Long-term debt	338,726
Debt instrument face amount	345,000	$ 345,000	345,000
$320 million loan facility
Long-Term Debt
Long-term debt	222,133		252,245
Debt instrument face amount	320,000			$ 320,000
$55 million revolving credit facility
Long-Term Debt
Long-term debt			34,279
Debt instrument face amount	55,000
Hilda Loan Facility [Member]
Long-Term Debt
Long-term debt	72,308		78,462
Debt instrument face amount						$ 100,000
Torill Loan Facility [Member]
Long-Term Debt
Long-term debt	75,000		81,667
Debt instrument face amount					$ 100,000
$172.5 million loan facility
Long-Term Debt
Long-term debt	45,340		58,340
Debt instrument face amount	172,500						$ 172,500	$ 172,500
Raquel Loan Facility [Member]
Long-Term Debt
Long-term debt			52,725
Tordis Loan Facility [Member]
Long-Term Debt
Long-term debt			75,871
Vigdis Loan Facility [Member]
Long-Term Debt
Long-term debt			77,136
Lena Loan Facility [Member]
Long-Term Debt
Long-term debt			75,950
Brasil Loan Facility [Member]
Long-Term Debt
Long-term debt			50,997
Anna loan facility
Long-Term Debt
Long-term debt			62,196
Tove loan facility
Long-Term Debt
Long-term debt	81,883		86,250
$25 million revolving credit facility | NTT Finance Corporation [Member]
Long-Term Debt
Long-term debt	25,000		25,000
Debt instrument face amount	25,000
$25 million revolving credit facility | Shinsei
Long-Term Debt
Long-term debt	25,000		$ 25,000
Debt instrument face amount	25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	$ 89,206